Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000229340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond ETF
Trading Symbol	TBUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities (ABS), mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Key rate management detracted from total returns, though shifts in the yield curve over the period as well as the impact of the fund’s convexity offset performance and interest rate management contributed over the period.

  The Ultra Short-Term Bond Fund ETF seeks a high level of income consistent with low volatility of principal value. The fund’s allocation to investment-grade corporate bonds continues to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and ABS decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803
8/31/24	$11,076	$9,472	$10,970
11/30/24	$11,223	$9,460	$11,101
2/28/25	$11,379	$9,560	$11,231
5/31/25	$11,509	$9,533	$11,346

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	5.91%	3.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46%	-1.29%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02%	3.50%

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 475,176,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 474,000
InvestmentCompanyPortfolioTurnover	63.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$475,176 Number of Portfolio Holdings567 Investment Advisory Fees Paid (000s)$474 Portfolio Turnover Rate63.9%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	50.4%
Asset-Backed Securities	24.9
Non-U.S. Government Mortgage-Backed Securities	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	2.0
Foreign Government Obligations & Municipalities	1.7
Short-Term and Other	10.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	2.4%
Federal Home Loan Mortgage	1.6
Santander Drive Auto Receivables Trust	1.5
Japan Treasury Discount Bills	1.4
AMSR Trust	1.3
U.S. Treasury Notes	1.2
U.S. Treasury Bills	1.2
Conagra Brands Inc	1.1
Targa Resources	1.0
Drive Auto Receivables Trust	1.0

Material Fund Change Name [Text Block]